UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-3785

Fidelity Advisor Series I
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices) (Zip code)

Eric D. Roiter, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	December 31

Date of reporting period:	March 31, 2008

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity ® Advisor Mid Cap II Fund
Class A
Class T
Class B
Class C
Institutional Class

March 31, 2008

1.814652.103

AMP-QTLY-0508

Investments March 31, 2008 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.7%
	Shares	Value
CONSUMER DISCRETIONARY - 13.0%
Auto Components - 3.1%
Aftermarket Technology Corp. (a)	36,501	$ 709,579
Amerigon, Inc. (a)	115,117	1,703,732
Autoliv, Inc.	30	1,506
Automotive Axles Ltd.	4,661	44,066
BorgWarner, Inc.	200	8,606
Fuel Systems Solutions, Inc. (a)	241,338	3,217,036
Gentex Corp.	2,598,346	44,561,634
Hawk Corp. Class A (a)	153,474	2,688,864
Hota Industrial Manufacturing Co. Ltd.	641,700	800,356
Jinheng Automotive Safety Technology Holdings Ltd.	106,000	20,021
Johnson Controls, Inc.	240,200	8,118,760
Minth Group Ltd.	144,000	148,389
New Focus Auto Tech Holdings Ltd.	1,100,400	197,944
		62,220,493
Automobiles - 0.1%
Geely Automobile Holdings Ltd.	14,605,000	1,745,214
Great Wall Motor Co. Ltd. (H Shares)	156,500	151,014
Hyundai Motor Co.	537	42,780
Maruti Suzuki India Ltd.	10,120	209,074
Monaco Coach Corp.	65,700	622,836
		2,770,918
Distributors - 0.0%
China Resources Enterprise Ltd.	52,000	167,035
Diversified Consumer Services - 0.1%
Benesse Corp.	16,100	759,727
Capella Education Co. (a)	13,600	742,560
Raffles Education Corp. Ltd.	519,000	388,383
Strayer Education, Inc.	200	30,500
		1,921,170
Hotels, Restaurants & Leisure - 1.3%
AmRest Holdings NV (a)	18,900	856,138
Jollibee Food Corp.	1,299,300	1,500,635
Krispy Kreme Doughnuts, Inc. (a)	164	500
Minor International PCL (For. Reg.)	276,700	149,067
P.F. Chang's China Bistro, Inc. (a)	23,702	674,085
Panera Bread Co. Class A (a)(d)	33,361	1,397,492
Papa John's International, Inc. (a)	38,849	940,534
Peet's Coffee & Tea, Inc. (a)	22,826	536,639
Sonic Corp. (a)	338,304	7,456,220
St. Marc Holdings Co. Ltd. (d)	121,500	4,178,682
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Hotels, Restaurants & Leisure - continued
Starbucks Corp. (a)	181,808	$ 3,181,640
Starwood Hotels & Resorts Worldwide, Inc.	76,900	3,979,575
TAJ GVK Hotels & Resorts Ltd.	58,333	152,354
Yoshinoya Holdings Co. Ltd. (d)	741	1,291,394
		26,294,955
Household Durables - 0.4%
Cyrela Brazil Realty SA	200	2,593
Henry Boot PLC	102,500	281,689
iRobot Corp. (a)(d)	148	2,532
Maisons France Confort	1,200	64,369
Newell Rubbermaid, Inc.	37,920	867,230
Nihon Eslead Corp.	60,200	631,967
Sekisui House Ltd.	260,000	2,428,859
TomTom Group BV (a)	200	8,272
Whirlpool Corp.	39,000	3,384,420
Woongjin Coway Co. Ltd.	7,620	230,046
		7,901,977
Internet & Catalog Retail - 1.5%
N Brown Group PLC	280,804	1,356,746
NutriSystem, Inc. (a)(d)	59,227	892,551
Priceline.com, Inc. (a)(d)	228,978	27,674,281
		29,923,578
Leisure Equipment & Products - 0.4%
Giant Manufacturing Co. Ltd.	1,060,000	2,668,575
Hasbro, Inc.	121,100	3,378,690
Li Ning Co. Ltd.	382,000	1,077,363
Mizuno Corp.	30,000	188,791
SHIMANO, Inc.	5,400	251,021
		7,564,440
Media - 1.9%
Cinemax India Ltd.	63,270	169,199
Clear Media Ltd. (a)	1,000	838
Eros International plc (a)	267,600	1,632,780
Gemstar-TV Guide International, Inc. (a)	147,670	694,049
Inox Leisure Ltd.	74,668	185,971
Marvel Entertainment, Inc. (a)(d)	327,506	8,773,886
Omnicom Group, Inc.	585,852	25,882,941
PVR Ltd. (a)	82,480	390,147
Regal Entertainment Group Class A	2,300	44,367
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Media - continued
Trader Classified Media NV (NY Shares) Class A	8,000	$ 2,147
ValueCommerce Co. Ltd. (a)	193	55,255
Voyager Learning Co. (a)	9,800	63,700
		37,895,280
Multiline Retail - 0.1%
Lifestyle International Holdings Ltd.	1,041,000	2,212,332
Ryohin Keikaku Co. Ltd.	12,900	752,543
		2,964,875
Specialty Retail - 2.9%
ABC-Mart, Inc.	461,700	11,025,633
Belle International Holdings Ltd.	205,000	212,565
Brown Shoe Co., Inc.	112,835	1,700,423
Gamestop Corp. Class A (a)	374,465	19,363,585
Golfsmith International Holdings, Inc. (a)	100	211
Hot Topic, Inc. (a)	604,560	2,605,654
Inditex SA	213	11,832
Lewis Group Ltd.	195,800	1,011,581
Nafco Co. Ltd.	400	5,631
Nitori Co. Ltd.	48,050	2,729,250
O'Reilly Automotive, Inc. (a)	200	5,704
Otsuka Kagu Ltd.	21,300	270,923
Pendragon PLC	313,300	209,812
Ross Stores, Inc.	311,009	9,317,830
Sally Beauty Holdings, Inc. (a)	416,182	2,871,656
TJX Companies, Inc.	42,109	1,392,545
Yamada Denki Co. Ltd.	49,670	4,330,373
		57,065,208
Textiles, Apparel & Luxury Goods - 1.2%
Asics Corp.	1,315,300	15,279,416
China Ting Group Holdings Ltd.	2,464,000	414,740
Gitanjali Gems Ltd.	30,792	169,960
Liz Claiborne, Inc.	73,300	1,330,395
Lululemon Athletica, Inc.	200	5,686
Shenzhou International Group Holdings Ltd.	40,000	11,256
Under Armour, Inc. Class A (sub. vtg.) (a)	200	7,320
VF Corp.	32,538	2,522,020
Yue Yuen Industrial Holdings Ltd.	1,024,500	3,211,929
		22,952,722
TOTAL CONSUMER DISCRETIONARY		259,642,651
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - 8.3%
Beverages - 1.4%
C&C Group PLC	10,427	$ 65,017
Fomento Economico Mexicano SA de CV sponsored ADR	17,100	714,438
Grupo Modelo SA de CV Series C	25,400	111,210
Heineken Holding NV (A Shares)	47,800	2,403,308
Jones Soda Co. (a)(d)	8,600	30,014
Molson Coors Brewing Co. Class B	464,444	24,415,821
		27,739,808
Food & Staples Retailing - 2.7%
Daikokutenbussan Co. Ltd.	16,300	101,373
Heng Tai Consumables Group Ltd. (a)	6,268,400	869,850
Plant Co. Ltd.	9,800	30,622
Safeway, Inc.	651,349	19,117,093
Sugi Pharmacy Co. Ltd.	45,000	1,283,601
Tsuruha Holdings, Inc.	74,200	3,213,702
Valor Co. Ltd.	186,500	1,997,801
Wal-Mart Stores, Inc.	508,300	26,777,244
Whole Foods Market, Inc.	144	4,748
		53,396,034
Food Products - 3.6%
Britannia Industries Ltd.	6,665	220,363
Calavo Growers, Inc.	285	4,953
CCL Products (India) Ltd.	25,053	86,587
Cermaq ASA	114,500	1,450,135
Chaoda Modern Agriculture (Holdings) Ltd.	464,000	527,029
Chiquita Brands International, Inc. (a)	144,000	3,327,840
ConAgra Foods, Inc.	482,660	11,559,707
Corn Products International, Inc.	827,558	30,735,504
Del Monte Foods Co.	186,215	1,774,629
Golden Agri-Resources Ltd.	600,000	433,740
Hormel Foods Corp.	488,880	20,366,741
IAWS Group PLC (Ireland)	700	16,354
Kellogg Co.	800	42,048
Nutreco Holding NV	9,700	745,715
REI Agro Ltd. (a)	177	6,496
Sara Lee Corp.	63,300	884,934
Toyo Suisan Kaisha Ltd.	28,000	420,774
Unicharm Petcare Corp.	6,600	210,029
Wimm-Bill-Dann Foods OJSC sponsored ADR	179	18,344
		72,831,922
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - continued
Household Products - 0.2%
Clorox Co.	71,444	$ 4,046,588
Procter & Gamble Co.	2,400	168,168
		4,214,756
Personal Products - 0.4%
Concern Kalina OJSC sponsored ADR	7,900	252,965
Godrej Consumer Products Ltd.	39,133	120,781
Godrej Consumer Products Ltd. rights 4/30/08 (a)	5,590	77
Hengan International Group Co. Ltd.	1,634,000	5,605,669
Shiseido Co. Ltd. sponsored ADR	45,700	1,208,000
		7,187,492
TOTAL CONSUMER STAPLES		165,370,012
ENERGY - 11.1%
Energy Equipment & Services - 8.9%
Dresser-Rand Group, Inc. (a)	523,600	16,100,700
ENSCO International, Inc.	263,410	16,494,734
Global Industries Ltd. (a)	746,064	12,004,170
Grey Wolf, Inc. (a)	700	4,746
Helix Energy Solutions Group, Inc. (a)	172,730	5,440,995
ION Geophysical Corp. (a)(d)	340,034	4,692,469
Nabors Industries Ltd. (a)	514,032	17,358,861
National Oilwell Varco, Inc. (a)	227,911	13,305,444
Newpark Resources, Inc. (a)	2,057,081	10,491,113
Oil States International, Inc. (a)	69,400	3,109,814
Parker Drilling Co. (a)(d)	1,031,889	6,666,003
Patterson-UTI Energy, Inc.	541,583	14,178,643
Pride International, Inc. (a)	290,659	10,158,532
Rowan Companies, Inc.	183,900	7,573,002
Saipem SpA	18,000	727,703
Tidewater, Inc. (d)	137,800	7,594,158
Weatherford International Ltd. (a)	427,500	30,980,925
		176,882,012
Oil, Gas & Consumable Fuels - 2.2%
Brigham Exploration Co. (a)	3,130	18,999
Canadian Natural Resources Ltd.	42,200	2,888,558
Cheniere Energy, Inc. (a)	200	3,960
Chesapeake Energy Corp.	337,675	15,583,701
Comstock Resources, Inc. (a)	9,962	401,469
Cosmo Oil Co. Ltd.	779,000	2,468,420
Common Stocks - continued
	Shares	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Evergreen Energy, Inc. (a)(d)	116,049	$ 178,715
Forest Oil Corp. (a)	900	44,064
Holly Corp.	175,184	7,604,737
Hugoton Royalty Trust	5,900	162,722
International Coal Group, Inc. (a)(d)	1,699,722	10,793,235
Murphy Oil Corp.	2,700	221,778
Nippon Oil Corp.	245,000	1,545,112
Patriot Coal Corp. (a)	10	470
Peabody Energy Corp.	100	5,100
Petrobras Energia Participaciones SA sponsored ADR (B Shares)	200	2,270
Petroquest Energy, Inc. (a)	40,574	703,553
Pioneer Natural Resources Co.	28,600	1,404,832
		44,031,695
TOTAL ENERGY		220,913,707
FINANCIALS - 7.6%
Capital Markets - 3.8%
Acta Holding ASA (d)	199,000	664,271
AllianceBernstein Holding LP	366,972	23,258,685
Ameriprise Financial, Inc.	627,134	32,516,898
JAFCO Co. Ltd.	12,300	413,979
Janus Capital Group, Inc.	394,680	9,184,204
Marusan Securities Co. Ltd. (d)	461,100	2,559,368
MPC Muenchmeyer Petersen Capital AG	3,504	247,033
New Star Asset Management Group PLC	201,200	459,116
Sparx Group Co. Ltd.	3,139	1,526,410
T. Rowe Price Group, Inc.	75,376	3,768,800
W.P. Carey & Co. LLC	101	3,027
		74,601,791
Commercial Banks - 1.2%
Allahabad Bank	242,596	474,821
Aozora Bank Ltd.	226,000	675,497
Banco Itau Holding Financeira SA sponsored ADR (non-vtg.)	38,200	869,432
Bank of Baroda	322,360	2,386,389
Boston Private Financial Holdings, Inc.	1,154	12,221
Capitol Bancorp Ltd. (d)	235,685	4,982,381
Corporation Bank Ltd.	91,665	645,754
Fifth Third Bancorp	34,200	715,464
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Commercial Banks - continued
Fukuoka Financial Group, Inc.	503,400	$ 2,639,743
Hiroshima Bank Ltd.	40,000	194,650
Hypo Real Estate Holding AG	42,400	1,101,711
Iyo Bank Ltd.	55,000	591,060
Juroku Bank Ltd.	311,000	1,807,022
National Penn Bancshares, Inc.	15,661	284,874
Oriental Bank of Commerce	40,643	182,865
Sumitomo Trust & Banking Co. Ltd.	386,600	2,679,119
The Jammu & Kashmir Bank Ltd.	101	1,712
UCO Bank	379,897	349,718
Uniao de Bancos Brasileiros SA (Unibanco) GDR	4,600	536,544
Wachovia Corp.	65,300	1,763,100
		22,894,077
Consumer Finance - 0.0%
African Dawn Capital Ltd. (a)	125,700	70,521
Capital One Financial Corp.	14,600	718,612
		789,133
Diversified Financial Services - 0.0%
Moody's Corp.	147	5,120
Insurance - 0.8%
Admiral Group PLC	725,689	11,562,786
Brooke Corp.	70,996	230,027
eHealth, Inc. (a)	28,288	624,316
Reinsurance Group of America, Inc.	62,711	3,413,987
		15,831,116
Real Estate Investment Trusts - 1.1%
British Land Co. PLC	398	7,246
DA Office Investment Corp.	24	106,388
General Growth Properties, Inc.	37,200	1,419,924
K-REIT Asia	127,000	141,173
Land Securities Group PLC	315	9,432
Senior Housing Properties Trust (SBI)	893,721	21,181,188
		22,865,351
Real Estate Management & Development - 0.6%
Ayala Land, Inc.	3,521,280	910,822
Babis Vovos International Technical SA (a)	2,800	86,192
Belle Corp. (a)	25,000	577
Capital & Regional PLC	125,100	1,365,263
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Real Estate Management & Development - continued
Cyrela Commercial Properties SA Empreendimentos e Participações	17,120	$ 93,073
Hopson Development Holdings Ltd.	1,984,000	3,059,053
Joint Corp.	4,900	31,912
Kenedix, Inc.	3,203	3,545,005
Megaworld Corp.	2,953,000	174,793
Mirland Development Corp. PLC (a)	15,200	138,739
New World China Land Ltd.	2,364,400	1,500,763
Robinsons Land Corp.	1,226,000	302,370
Shun Tak Holdings Ltd.	354,000	468,495
Songbird Estates PLC Class B	140,800	363,197
SPG Land (Holdings) Ltd. (a)	146,000	60,780
		12,101,034
Thrifts & Mortgage Finance - 0.1%
Farmer Mac Class C (non-vtg.)	95,850	2,501,685
TOTAL FINANCIALS		151,589,307
HEALTH CARE - 12.2%
Biotechnology - 1.3%
3SBio, Inc. sponsored ADR	13,100	114,494
Alnylam Pharmaceuticals, Inc. (a)	168	4,099
Array Biopharma, Inc. (a)	58,598	410,772
Basilea Pharmaceutica AG (a)	16,840	2,458,642
BioCryst Pharmaceuticals, Inc. (a)(d)	222,552	1,025,965
Cepheid, Inc. (a)	200	4,878
Cubist Pharmaceuticals, Inc. (a)	134,659	2,480,419
CytRx Corp. (a)	172	198
deCODE genetics, Inc. (a)	79,041	120,933
Genomic Health, Inc. (a)	41,316	780,459
Grifols SA	31,286	823,299
Human Genome Sciences, Inc. (a)(d)	396,332	2,334,395
Insmed, Inc. (a)	495,948	337,245
LifeCell Corp. (a)	200	8,406
Momenta Pharmaceuticals, Inc. (a)(d)	17,800	194,554
Myriad Genetics, Inc. (a)	101,770	4,100,313
Nanosphere, Inc.	45,000	389,700
Orchid Cellmark, Inc. (a)	142,167	405,176
OREXIGEN Therapeutics, Inc.	34,478	355,123
RXi Pharmaceuticals Corp. (a)	8	76
Sangamo Biosciences, Inc. (a)(d)	854,915	8,685,936
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Biotechnology - continued
Seattle Genetics, Inc. (a)	92,950	$ 845,845
Trubion Pharmaceuticals, Inc. (a)	21,337	201,421
		26,082,348
Health Care Equipment & Supplies - 3.8%
Angiodynamics, Inc. (a)	100	1,156
Becton, Dickinson & Co.	205,878	17,674,626
Boston Scientific Corp. (a)	189,300	2,436,291
DENTSPLY International, Inc.	112,929	4,359,059
Edwards Lifesciences Corp. (a)	175,068	7,799,279
Golden Meditech Co. Ltd.	848,000	244,066
Haemonetics Corp. (a)	71,200	4,242,096
Insulet Corp.	71,532	1,030,061
Inverness Medical Innovations, Inc. (a)	20,360	612,836
Medtronic, Inc.	299,921	14,507,179
Mindray Medical International Ltd. sponsored ADR	70,000	2,025,800
Osteotech, Inc. (a)	19,200	91,200
Quidel Corp. (a)	201,074	3,229,248
St. Jude Medical, Inc. (a)	9,000	388,710
Steris Corp.	209,075	5,609,482
Strategic Diagnostics, Inc. (a)	207,739	774,866
Stryker Corp.	96,500	6,277,325
The Spectranetics Corp. (a)	50,050	418,418
ThermoGenesis Corp. (a)	282,134	459,878
Varian Medical Systems, Inc. (a)	73,413	3,438,665
		75,620,241
Health Care Providers & Services - 2.0%
AMERIGROUP Corp. (a)	37,200	1,016,676
athenahealth, Inc.	46,678	1,104,868
Centene Corp. (a)	348,626	4,859,846
Emeritus Corp. (a)	282,004	5,882,603
Health Grades, Inc. (a)	219,092	1,156,806
Health Net, Inc. (a)	59,200	1,823,360
IPC The Hospitalist Co., Inc.	81,500	1,612,070
Laboratory Corp. of America Holdings (a)	94,047	6,929,383
LifePoint Hospitals, Inc. (a)	83,800	2,301,986
Lincare Holdings, Inc. (a)	264,679	7,440,127
Medial Saude SA (a)	38,000	357,089
Message Co. Ltd.	279	376,841
Molina Healthcare, Inc. (a)	108,534	2,650,400
Nighthawk Radiology Holdings, Inc. (a)	100	936
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Health Care Providers & Services - continued
U.S. Physical Therapy, Inc. (a)	12,382	$ 178,548
Universal American Financial Corp. (a)	138,749	1,470,739
		39,162,278
Health Care Technology - 0.6%
Allscripts Healthcare Solutions, Inc. (a)(d)	184,397	1,902,977
Cerner Corp. (a)	82,934	3,091,780
Eclipsys Corp. (a)	213,877	4,194,128
HLTH Corp. (a)	207,339	1,978,014
TriZetto Group, Inc. (a)	144	2,403
		11,169,302
Life Sciences Tools & Services - 2.9%
Albany Molecular Research, Inc. (a)	100	1,214
Applera Corp.:
- Applied Biosystems Group	401,224	13,184,221
- Celera Genomics Group (a)	100	1,470
Bio-Rad Laboratories, Inc. Class A (a)	100	8,895
Harvard Bioscience, Inc. (a)	468,762	2,343,810
Invitrogen Corp. (a)	200	17,094
Millipore Corp. (a)(d)	121,471	8,188,360
PerkinElmer, Inc.	273,373	6,629,295
QIAGEN NV (a)	1,041,700	21,667,360
Sequenom, Inc. (a)	186,644	1,213,186
Varian, Inc. (a)	73,000	4,228,160
Waters Corp. (a)	180	10,026
		57,493,091
Pharmaceuticals - 1.6%
Abbott Laboratories	3,700	204,055
Akorn, Inc. (a)(d)	462,489	2,187,573
Allergan, Inc.	74,336	4,191,807
Ardea Biosciences, Inc. (a)	42,081	547,053
Auxilium Pharmaceuticals, Inc. (a)	19,500	521,430
BioMimetic Therapeutics, Inc. (a)	700	5,600
Endo Pharmaceuticals Holdings, Inc. (a)	801,975	19,199,282
Mylan, Inc. (d)	148,500	1,722,600
Obagi Medical Products, Inc. (a)	11,800	102,424
Salix Pharmaceuticals Ltd. (a)(d)	1,700	10,676
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Pharmaceuticals - continued
Teva Pharmaceutical Industries Ltd. sponsored ADR	89,700	$ 4,143,243
Wockhardt Ltd.	20,800	138,372
		32,974,115
TOTAL HEALTH CARE		242,501,375
INDUSTRIALS - 13.6%
Aerospace & Defense - 0.5%
Ceradyne, Inc. (a)	20,620	659,015
Meggitt PLC	109,300	598,043
Point Blank Solutions, Inc. (a)	21,100	73,428
Raytheon Co.	139,100	8,987,251
Rockwell Collins, Inc.	178	10,173
		10,327,910
Air Freight & Logistics - 0.0%
C.H. Robinson Worldwide, Inc.	100	5,440
Transport Corp. of India Ltd.	42,129	89,562
		95,002
Airlines - 0.1%
Republic Airways Holdings, Inc. (a)	78,274	1,695,415
Building Products - 0.2%
Ameron International Corp.	24,678	2,308,133
Lennox International, Inc.	47,833	1,720,553
PGT, Inc. (a)	3,571	9,785
Toto Ltd. (d)	28,000	266,472
Trex Co., Inc. (a)(d)	21,800	171,784
		4,476,727
Commercial Services & Supplies - 2.4%
Administaff, Inc.	120	2,833
Allied Waste Industries, Inc. (a)	1,096,400	11,852,084
Bio-Treat Technology Ltd.	201,665	73,991
CDI Corp.	108	2,705
Copart, Inc. (a)	126,500	4,903,140
Fuel Tech, Inc. (a)(d)	126,297	2,589,089
IHS, Inc. Class A (a)	29,576	1,902,033
Intertek Group PLC	100	2,048
JobStreet Corp. Bhd	35,800	17,685
Korn/Ferry International (a)	60,000	1,014,000
Manpower, Inc.	46,300	2,604,838
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Commercial Services & Supplies - continued
Moshi Moshi Hotline, Inc.	7,450	$ 227,227
Pike Electric Corp. (a)	24,200	337,106
R.R. Donnelley & Sons Co.	68,428	2,074,053
Randstad Holdings NV (d)	136,000	6,369,840
Sinomem Technology Ltd. (a)	608,000	282,709
Taiwan Secom Co.	1,000	2,060
The Brink's Co.	9,900	665,082
Waste Connections, Inc. (a)	197,200	6,061,928
Waste Industries USA, Inc.	10,700	386,805
Waste Management, Inc.	182,880	6,137,453
Waste Services, Inc. (a)	29,332	238,176
		47,746,885
Construction & Engineering - 0.6%
Gayatri Projects Ltd.	60,115	627,205
GS Engineering & Construction Corp.	9,950	1,456,735
Insituform Technologies, Inc. Class A (a)	100	1,383
IVRCL Infrastructures & Projects Ltd.	239,935	2,431,118
Jacobs Engineering Group, Inc. (a)	61,960	4,559,636
LANCO Infratech Ltd. (a)	178	1,728
Nagarjuna Construction Co. Ltd.	68,179	365,677
Pratibha Industries Ltd.	35,560	292,306
Shaw Group, Inc. (a)	189	8,909
Taihei Dengyo Kaisha Ltd.	165,000	1,223,463
		10,968,160
Electrical Equipment - 2.3%
Acuity Brands, Inc.	200	8,590
Cooper Industries Ltd. Class A	561,058	22,526,479
Dongfang Electric Corp. Ltd.	356,000	1,440,870
First Solar, Inc. (a)	182	42,067
Kalpataru Power Transmission Ltd.	8,997	242,209
Lloyd Electric & Engineering Ltd.	34,881	83,608
Neo-Neon Holdings Ltd.	5,539,000	3,907,220
Nexans SA	15,900	1,874,951
PowerSecure International, Inc. (a)	260,443	3,065,414
Prysmian SpA	28,100	599,685
Renewable Energy Corp. AS (a)	62,900	1,753,809
Rockwell Automation, Inc.	87,917	5,048,194
SolarWorld AG	124,800	5,943,770
		46,536,866
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Industrial Conglomerates - 0.2%
Max India Ltd. (a)	43,037	$ 159,386
Shanghai Industrial Holdings Ltd. (H Shares)	343,000	1,295,703
Teleflex, Inc.	65,000	3,101,150
		4,556,239
Machinery - 6.6%
AGCO Corp. (a)	679,477	40,687,083
Badger Meter, Inc.	16,407	708,782
Basin Water, Inc. (a)	191	1,096
Bell Equipment Ltd.	3,076	17,485
China Metal International Holdings, Inc.	18,000	4,394
CIRCOR International, Inc.	87,382	4,041,418
Crane Co.	120,080	4,845,228
Cummins, Inc.	71,000	3,324,220
Danaher Corp.	19,000	1,444,570
Deere & Co.	385,000	30,969,400
Eaton Corp.	23,700	1,888,179
EVA Precision Industrial Holdings Ltd.	802,000	214,339
Haitian International Holdings Ltd.	1,866,000	971,026
IDEX Corp.	150	4,604
JVM Co. Ltd.	3,560	161,753
Kadant, Inc. (a)	48,927	1,437,475
MAN AG	37,100	4,927,748
Parker Hannifin Corp.	116,557	8,073,903
Shanthi Gears Ltd.	31,268	44,484
Shin Zu Shing Co. Ltd.	340,500	1,602,379
SPX Corp.	231,920	24,328,408
Tata Motors Ltd. sponsored ADR (d)	23,900	373,318
Uzel Makina Sanayi AS	101,200	74,328
Weichai Power Co. Ltd. (H Shares)	130,000	483,566
		130,629,186
Road & Rail - 0.6%
Burlington Northern Santa Fe Corp.	40,300	3,716,466
Con-way, Inc.	13,000	643,240
CSX Corp.	147,500	8,270,325
		12,630,031
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Transportation Infrastructure - 0.1%
Hopewell Holdings Ltd.	257,000	$ 975,786
Quixote Corp.	9,700	80,995
		1,056,781
TOTAL INDUSTRIALS		270,719,202
INFORMATION TECHNOLOGY - 18.3%
Communications Equipment - 3.3%
ADC Telecommunications, Inc. (a)	437,011	5,279,093
Adtran, Inc.	58,807	1,087,930
Airspan Networks, Inc. (a)	80,641	75,803
Alvarion Ltd. (a)	100	725
Ciena Corp. (a)	45,600	1,405,848
Cipherlab Co. Ltd.	144,000	323,191
Comtech Telecommunications Corp. (a)	57,845	2,255,955
Globecomm Systems, Inc. (a)	171	1,488
Infinera Corp.	6,110	73,320
Juniper Networks, Inc. (a)	1,763,880	44,097,000
MIC Electronics Ltd.	85,025	1,519,320
Nokia Corp. sponsored ADR	38,700	1,231,821
Plantronics, Inc.	167,050	3,225,736
Sandvine Corp. (a)	420,600	716,978
Zyxel Communications Corp.	3,649,528	4,275,618
		65,569,826
Computers & Peripherals - 1.2%
Acer, Inc.	2,780,205	4,977,232
ASUSTeK Computer, Inc.	1,112,117	3,257,262
Foxconn Technology Co. Ltd.	128,000	758,219
I-Chiun Precision Industries Co. Ltd.	917,700	1,191,406
Lenovo Group Ltd.	3,742,000	2,404,019
Logitech International SA (a)	26,800	681,792
Logitech International SA (Reg.) (a)	43,463	1,105,699
NetApp, Inc. (a)	196,841	3,946,662
Stratasys, Inc. (a)(d)	215	3,827
Sun Microsystems, Inc. (a)	305,296	4,741,247
Unisteel Technology Ltd.	561,875	534,769
		23,602,134
Electronic Equipment & Instruments - 1.7%
Agilent Technologies, Inc. (a)	192,841	5,752,447
Arrow Electronics, Inc. (a)	39,200	1,319,080
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Electronic Equipment & Instruments - continued
Avnet, Inc. (a)	43,600	$ 1,427,028
China EnerSave Ltd.	4,593,000	166,848
Comverge, Inc.	175	1,808
Echelon Corp. (a)	280	3,780
Everlight Electronics Co. Ltd.	427,883	1,450,355
Gold Circuit Electronics Ltd.	1,079,000	724,376
Hon Hai Precision Industry Co. Ltd. (Foxconn)	43,200	247,369
Ibiden Co. Ltd.	32,000	1,269,115
Ingenico SA	87,700	2,879,619
IPG Photonics Corp. (a)	11,224	176,105
Itron, Inc. (a)	12,441	1,122,551
Jabil Circuit, Inc.	52,600	497,596
Lumax International Corp. Ltd.	101,000	216,379
Maxwell Technologies, Inc. (a)(d)	75,952	773,951
Measurement Specialties, Inc. (a)	100,804	1,761,046
Mettler-Toledo International, Inc. (a)	108,361	10,524,020
Mingyuan Medicare Development Co. Ltd.	1,090,000	168,063
National Instruments Corp.	100	2,614
Nippon Electric Glass Co. Ltd.	136,500	2,143,605
Synnex Technology International Corp.	46,000	125,040
Trimble Navigation Ltd. (a)	200	5,718
Universal Display Corp. (a)	39,799	569,922
		33,328,435
Internet Software & Services - 0.8%
Art Technology Group, Inc. (a)	268,994	1,043,697
Blinkx PLC	902,800	291,099
China LotSynergy Holdings Ltd. (a)	5,816,000	325,071
DA Consortium, Inc. (d)	237	123,152
DealerTrack Holdings, Inc. (a)	83,865	1,695,750
eBay, Inc. (a)	52,000	1,551,680
F@N Communications, Inc. (d)	76	82,892
Internap Network Services Corp. (a)	249,831	1,239,162
LBI International AB (a)	19,000	96,880
LivePerson, Inc. (a)	458,991	1,422,872
Omniture, Inc. (a)	219	5,083
Online Resources Corp. (a)	367,038	3,530,906
Open Business Club AG (a)	23,200	1,333,096
Rediff.com India Ltd. sponsored ADR (a)	200	1,592
Sify Technologies Ltd. sponsored ADR (a)	200	892
Tencent Holdings Ltd.	289,000	1,646,856
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Internet Software & Services - continued
ValueClick, Inc. (a)	62,500	$ 1,078,125
VistaPrint Ltd. (a)	8,059	281,662
WebMD Health Corp. Class A (a)(d)	27,333	644,239
		16,394,706
IT Services - 1.7%
Accenture Ltd. Class A	353,050	12,416,769
Cap Gemini SA	35,200	2,004,292
Ciber, Inc. (a)	104,974	514,373
Cognizant Technology Solutions Corp. Class A (a)	91,800	2,646,594
CyberSource Corp. (a)	178	2,601
Nomura Research Institute Ltd.	602,700	15,860,332
Obic Co. Ltd.	1,120	199,795
Perot Systems Corp. Class A (a)	1,143	17,191
SAIC, Inc. (a)	5,900	109,681
Visa, Inc.	4,700	293,092
		34,064,720
Office Electronics - 0.1%
Zebra Technologies Corp. Class A (a)	95,400	3,178,728
Semiconductors & Semiconductor Equipment - 6.2%
Altera Corp.	1,218,096	22,449,509
ANADIGICS, Inc. (a)(d)	45,576	298,979
ATMI, Inc. (a)	507,679	14,128,707
AuthenTec, Inc.	14,058	139,737
Bright Led Electronics Corp.	178,000	395,399
Cree, Inc. (a)	207,665	5,806,313
Cymer, Inc. (a)(d)	262,320	6,830,813
Epistar Corp.	2,088,451	5,848,790
Formosa Epitaxy, Inc. (a)	834,000	929,045
Integrated Device Technology, Inc. (a)	1,340,446	11,970,183
Intersil Corp. Class A	849,047	21,795,036
Kontron AG	101,800	1,637,548
Lam Research Corp. (a)	62,700	2,396,394
Manz Automation AG (a)	1,200	277,366
MediaTek, Inc.	102,650	1,351,236
National Semiconductor Corp.	49,900	914,168
Opto Technology Corp. (a)	1,340,418	1,235,124
PMC-Sierra, Inc. (a)	547,035	3,118,100
Powertech Technology, Inc.	267,950	961,153
Richtek Technology Corp.	618,000	4,921,710
Rubicon Technology, Inc.	9,100	263,718
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
Seoul Semiconductor Co. Ltd.	30,864	$ 637,287
Siliconware Precision Industries Co. Ltd. sponsored ADR	408,460	3,431,061
Techwell, Inc. (a)(d)	25,800	279,672
Tekcore Co. Ltd.	296,000	316,583
Xilinx, Inc.	452,426	10,745,118
Zetex PLC	211,100	179,069
		123,257,818
Software - 3.3%
Adobe Systems, Inc. (a)	309,800	11,025,782
Ansys, Inc. (a)	98,425	3,397,631
Autonomy Corp. PLC (a)	984,500	17,942,844
Callidus Software, Inc. (a)	35,900	172,679
Concur Technologies, Inc. (a)	200	6,210
Electronic Arts, Inc. (a)	30,500	1,522,560
Gameloft (a)	27,300	118,082
Giant Interactive Group, Inc. ADR (d)	18,800	237,820
Global Digital Creations Holdings Ltd. (a)	1,224,000	78,635
Interactive Intelligence, Inc. (a)	218,249	2,568,791
Kingdee International Software Group Co. Ltd.	942,000	726,217
Longtop Financial Technologies Ltd. ADR	5,000	94,400
Macrovision Corp. (a)	400,108	5,401,458
MICROS Systems, Inc. (a)	44,079	1,483,699
NetSuite, Inc.	199	4,286
Oracle Corp. (a)	424,100	8,295,396
Quality Systems, Inc. (d)	151,667	4,530,293
SuccessFactors, Inc.	216	2,108
Ubisoft Entertainment SA (a)	92,600	7,976,953
Vizrt Ltd.	4,000	23,363
		65,609,207
TOTAL INFORMATION TECHNOLOGY		365,005,574
MATERIALS - 12.9%
Chemicals - 1.7%
Albemarle Corp.	84,745	3,094,887
Asian Paints India Ltd.	113,632	3,406,121
Ecolab, Inc.	136,173	5,913,993
KMG Chemicals, Inc.	12,578	194,079
Kuraray Co. Ltd.	28,400	341,312
Landec Corp. (a)	152	1,281
Common Stocks - continued
	Shares	Value
MATERIALS - continued
Chemicals - continued
Nalco Holding Co.	380,788	$ 8,053,666
Sensient Technologies Corp.	295,944	8,727,389
Syngenta AG sponsored ADR	15,600	912,756
Terra Nitrogen Co. LP	14,618	1,630,638
Tokuyama Corp.	154,000	1,130,900
Valspar Corp.	21,600	428,544
		33,835,566
Containers & Packaging - 0.0%
Essel Propack Ltd. (a)	201,674	184,645
Metals & Mining - 10.9%
Africa Cellular Towers Ltd. (a)	800	286
Agnico-Eagle Mines Ltd.	77,700	5,269,310
Alamos Gold, Inc. (a)	767,700	4,486,850
Aquarius Platinum Ltd. (Australia)	125,100	1,942,767
Barrick Gold Corp.	610,700	26,698,048
Centerra Gold, Inc. (a)	57,400	752,585
Coeur d'Alene Mines Corp. (a)(d)	2,275,818	9,194,305
Eldorado Gold Corp. (a)	2,106,000	14,524,138
Goldcorp, Inc.	26,900	1,045,238
Hecla Mining Co. (a)(d)	114,652	1,279,516
High River Gold Mines Ltd. (a)	3,131,800	8,023,216
IAMGOLD Corp.	996,700	7,388,357
Jaguar Mining, Inc. (a)	18,900	200,672
Kinross Gold Corp.	1,434,300	31,994,418
Lihir Gold Ltd. (a)	656,523	2,154,340
Lihir Gold Ltd. sponsored ADR	254,700	8,104,554
Lundin Mining Corp. (a)	274,260	1,870,076
Maharashtra Seamless Ltd.	16,870	128,811
Newcrest Mining Ltd.	346,936	10,582,189
Newmont Mining Corp.	1,562,710	70,790,768
Randgold Resources Ltd. sponsored ADR	34,200	1,584,828
Royal Gold, Inc.	238,413	7,192,920
Shore Gold, Inc. (a)	194,100	765,736
Yamana Gold, Inc.	126,933	1,862,080
		217,836,008
Paper & Forest Products - 0.3%
Glatfelter	15,200	229,672
Gunns Ltd.	357,887	1,023,906
Common Stocks - continued
	Shares	Value
MATERIALS - continued
Paper & Forest Products - continued
Lee & Man Paper Manufacturing Ltd.	634,900	$ 1,016,453
Votorantim Celulose e Papel SA sponsored ADR (non-vtg.)	110,000	3,136,100
		5,406,131
TOTAL MATERIALS		257,262,350
TELECOMMUNICATION SERVICES - 0.1%
Diversified Telecommunication Services - 0.0%
LG Dacom Corp.	36,930	697,285
Wireless Telecommunication Services - 0.1%
NII Holdings, Inc. (a)	28,800	915,264
SK Telecom Co. Ltd. sponsored ADR	21,500	464,615
Sprint Nextel Corp.	200	1,338
		1,381,217
TOTAL TELECOMMUNICATION SERVICES		2,078,502
UTILITIES - 0.6%
Electric Utilities - 0.1%
Enernoc, Inc.	25,385	289,389
Pepco Holdings, Inc.	97,300	2,405,256
		2,694,645
Gas Utilities - 0.4%
Aegis Logistics Ltd.	15,164	76,616
AGL Resources, Inc.	242,161	8,310,966
		8,387,582
Water Utilities - 0.1%
Sino-Environment Technology Group Ltd. (a)	1,227,000	1,043,003
TOTAL UTILITIES		12,125,230
TOTAL COMMON STOCKS (Cost $1,873,388,029)		1,947,207,910
Money Market Funds - 5.1%
	Shares	Value
Fidelity Cash Central Fund, 2.69% (b)	28,351,513	$ 28,351,513
Fidelity Securities Lending Cash Central Fund, 2.84% (b)(c)	72,846,186	72,846,186
TOTAL MONEY MARKET FUNDS (Cost $101,197,699)		101,197,699
TOTAL INVESTMENT PORTFOLIO - 102.8% (Cost $1,974,585,728)		2,048,405,609
NET OTHER ASSETS - (2.8)%		(55,147,189)
NET ASSETS - 100%		$ 1,993,258,420
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 485,940
Fidelity Securities Lending Cash Central Fund	361,738
Total	$ 847,678
Other Information

The following is a summary of the inputs used, as of March 31, 2008, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 2,048,405,609	$ 1,944,449,016	$ 103,956,593	$ -
Income Tax Information

At March 31, 2008, the aggregate cost of investment securities for income tax purposes was $1,981,303,003. Net unrealized appreciation aggregated $67,102,606, of which $246,147,957 related to appreciated investment securities and $179,045,351 related to depreciated investment securities.

Investment Valuation

Investments are valued as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value calculation under these procedures may differ from published prices for the same securities.

The Fund adopted the provisions of Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants would use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 - Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Advisor Series I's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Advisor Series I

By:	/s/Kimberley Monasterio
Kimberley Monasterio
President and Treasurer

Date:	May 30, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Kimberley Monasterio
Kimberley Monasterio
President and Treasurer

Date:	May 30, 2008
By:	/s/Joseph B. Hollis
Joseph B. Hollis
Chief Financial Officer

Date:	May 30, 2008